Combined Statements of Comprehensive Income - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Combined Statements of Comprehensive Income
Net income		CAD 357,748	CAD 280,692
Other comprehensive income (loss):
Foreign currency translation adjustment	[1]	17,825	(81,689)
Fair value gain (loss) on cross currency interest rate swaps	[1]	(51,213)	13,162
Net foreign exchange gain (loss) on net investment hedge, includes income taxes of nil	[1]	(1,597)	1,451
Total other comprehensive loss		(34,985)	(67,076)
Comprehensive income		322,763	213,616
Comprehensive income attributable to:
Stapled unitholders		322,534	212,559
Non-controlling interests		229	1,057
Comprehensive income		CAD 322,763	CAD 213,616

[1]	Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).